Debt (Details)																				1 Months Ended	3 Months Ended							6 Months Ended		12 Months Ended
	May 16, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 01, 2022	Oct. 17, 2022 USD ($) $ / shares shares	Sep. 09, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($)	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 17, 2022 USD ($) $ / shares shares	Mar. 16, 2022 USD ($)	Mar. 15, 2022 USD ($) $ / shares shares	Feb. 18, 2022 USD ($) $ / shares shares	Feb. 01, 2022 USD ($) $ / shares shares	Jul. 01, 2021 USD ($) $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Sep. 17, 2020	Mar. 18, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 shares	Sep. 30, 2021 shares	Mar. 31, 2021 shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 30, 2023 USD ($)	Jan. 31, 2023	Jan. 22, 2023	Jan. 18, 2023 USD ($)	Dec. 22, 2022 USD ($)	Nov. 29, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 16, 2022 USD ($)	Aug. 26, 2022 USD ($)	Aug. 17, 2022 USD ($)	Mar. 22, 2022 USD ($)	Jan. 18, 2022 USD ($)	Oct. 29, 2021 USD ($)	Jun. 30, 2021 $ / shares	Mar. 18, 2021	Mar. 17, 2021	Mar. 31, 2020	Mar. 30, 2020 USD ($)	Mar. 16, 2020	Feb. 18, 2020
Debt (Details) [Line Items]
Interest expense																					$ 1,700,000			$ 100,000				$ 3,500,000	$ 200,000	$ 1,100,000	$ 700,000
Amortization of debt discount																												$ 1,686,000	$ (92,000)	$ 489,000	$ 224,000
Note principal and interest exchanged for common shares																			$ 6,500,000
Amount of original issue discount																			1,500,000
Debt discount																			$ 20,000.00
Common shares issued for extinguishment of debt (in shares) (in Shares) | shares				83,682																		1,547,234	111,585	35,062	57,472	11,696	11,919
Common stock, par value (in usd per share) (in Dollars per share) | $ / shares				$ 4.78																$ 0.001	$ 0.001							$ 0.001		$ 0.001	$ 0.001															$ 0.001
Debt instrument interest rate																																																			2.00%
Debt extension fee												$ 60,000.00
Debt Instrument, Accrued Monitoring Fee																				$ 300,000										$ 300,000
Debt instrument, redemption term			6 months				6 years
Long term debt																				$ 778,000										$ 778,000	$ 1,108,000
Monitoring fee percentage																																	5.00%
March 2020 Note Purchase Agreement and Promissory Note [Member]
Debt (Details) [Line Items]
Payment to be made in proportion to outstanding balance, percentage																			1.15
Default interest rate																			22.00%
Exchange Agreement [Member]
Debt (Details) [Line Items]
Aggregate principal amount of note																$ 1,000,000	$ 1,500,000																																	$ 1,000,000
Notes reduction																	$ 1,500,000
Common shares issued for extinguishment of debt (in shares) (in Shares) | shares																11,696
Common stock, par value (in usd per share) (in Dollars per share) | $ / shares																$ 85.5
Loss on extinguishment of debt				$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0															$ 30,000.00
March 2020 Note Purchase Agreement and Promissory Note [Member]
Debt (Details) [Line Items]
Debt instrument, term																		6 months	12 months
Debt instrument, interest rate, stated percentage				10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%	10.00%	10.00%		10.00%	10.00%	10.00%		10.00%	10.00%										10.00%																	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Aggregate purchase price																			$ 5,000,000
Monthly redemption, period due after notice is received																			5 years
March 2020 Note Purchase Agreement and Promissory Note [Member] | Maximum [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate, stated percentage																			10.00%
July 2022 Note Purchase Agreement And Promissory Note [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate, stated percentage							10.00%													5.00%										5.00%
Payment to be made in proportion to outstanding balance, percentage							1.15
Default interest rate							22.00%
Monitoring fee percentage																																	10.00%	10.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Minimum [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate, stated percentage																		5.00%
July 2022 Note Purchase Agreement And Promissory Note [Member] | Streeterville Capital, LLC [Member]
Debt (Details) [Line Items]
Debt extension fee	$ 100,000
Exchange Agreement [Member]
Debt (Details) [Line Items]
Aggregate principal amount of note				$ 400,000	$ 200,000	$ 300,000		$ 400,000	$ 400,000	$ 300,000	$ 300,000		$ 700,000	400,000	$ 500,000				$ 700,000
Notes reduction				$ 400,000	$ 200,000	$ 300,000		$ 400,000	$ 400,000	$ 300,000	$ 300,000			$ 400,000	$ 500,000
Common shares issued for extinguishment of debt (in shares) (in Shares) | shares					19,871	25,691		33,949	32,074	19,806	15,256		28,698	12,885	15,889		11,919
Common stock, par value (in usd per share) (in Dollars per share) | $ / shares					$ 10.07	$ 11.68		$ 11.78	$ 10.91	$ 12.75	$ 16.5		$ 22.65	$ 27.17	$ 31.47		$ 125.85
Exchange Agreement [Member] | Streeterville Capital, LLC [Member]
Debt (Details) [Line Items]
Aggregate principal amount of note																					$ 2,000,000	$ 500,000						$ 2,000,000
Notes reduction																					$ 2,000,000	$ 500,000
Common shares issued for extinguishment of debt (in shares) (in Shares) | shares																					7,349,420	935,976
Exchange Agreement [Member] | Streeterville Capital, LLC [Member] | Maximum [Member]
Debt (Details) [Line Items]
Common stock, par value (in usd per share) (in Dollars per share) | $ / shares																					$ 0.3966	$ 0.915						$ 0.3966
Exchange Agreement [Member] | Streeterville Capital, LLC [Member] | Minimum [Member]
Debt (Details) [Line Items]
Common stock, par value (in usd per share) (in Dollars per share) | $ / shares																					$ 0.195	$ 0.37						$ 0.195
Initial Principal Amount [Member] | Streeterville Capital, LLC [Member] | Unsecured Debt [Member]
Debt (Details) [Line Items]
Debt instrument, term		12 months
Debt instrument, interest rate, stated percentage							10.00%													10.00%										10.00%
Debt, initial aggregate principal amount		$ 8,400,000					$ 6,500,000
Debt instrument, discount		1,900,000					1,500,000
Debt instrument, fee amount		20,000.00					20,000.00
Payment for note purchase agreement		$ 6,500,000					$ 5,000,000
Debt instrument, redemption term							6 years													6 years
July 2022 Note Purchase Agreement and Promissory Note [Member] | Streeterville Capital, LLC [Member] | Unsecured Debt [Member]
Debt (Details) [Line Items]
Debt instrument, term							12 months
December 2022 Note Purchase Agreement And Promissory Note [Member]
Debt (Details) [Line Items]
Payment to be made in proportion to outstanding balance, percentage																				1.15
Default interest rate																				22.00%										22.00%
Debt extension fee	$ 100,000
Debt instrument, redemption due, number of business days after notice																														5 days
December 2022 Note Purchase Agreement And Promissory Note [Member] | Streeterville Capital, LLC [Member] | Unsecured Debt [Member]
Debt (Details) [Line Items]
Debt instrument, term		12 months
Game Your Game Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate, stated percentage																				8.00%										8.00%
Notes Payable [Member] | March 2020 Note Purchase Agreement and Promissory Note [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate, stated percentage											10.00%						10.00%		10.00%
Game Your Game Note Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt, initial aggregate principal amount																																$ 100,000			$ 30,000.00	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 200,000	$ 200,000
Long term debt																				$ 1,100,000										$ 1,100,000
Interest rate percentage																				8.00%	8.00%							8.00%		8.00%
Notes payable, current																					$ 1,200,000							$ 1,200,000